Convertible Redeemable Preferred Shares ("Preferred Shares") - Additional Information (Details) $ in Thousands		1 Months Ended	12 Months Ended
	Nov. 19, 2020 shares	Apr. 30, 2020 CNY (¥) shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares
Temporary Equity [Line Items]
Conversion of preferred shares to ordinary shares | shares	1,301,189,200
Simple interest rate on preferred shares annually			10.00%	10.00%
Dividends on Preferred and Ordinary Shares declared			¥ 0
Liquidation preference as percentage of issuance price			100.00%	100.00%
Accretion of Preferred Shares					¥ 242,209,000	¥ 59,200,000
Number of shares repurchased | shares					132,718,241	60,349,275
Book value of repurchased shares					¥ 14,379,000	¥ 8,676,000
Deemed dividend					¥ 1,054,220,000	¥ 61,239,000
Ordinary shares re-designated into Preferred Shares | shares		6,443,998			472,303,564	293,982,977
Fair value of newly issued Preferred Shares		¥ 35,142,000
Share-based compensation		1,852,000	¥ 530,440,000	$ 83,238	¥ 1,900,588,000	¥ 74,995,000
Ordinary Shares
Temporary Equity [Line Items]
Conversion of preferred shares to ordinary shares | shares					1,301,189,200
Fair value of Ordinary Share repurchased		¥ 33,290,000
Junior Preferred Shares
Temporary Equity [Line Items]
Accretion of Preferred Shares					¥ 75,620,000	¥ 2,181,000
Number of shares repurchased | shares					132,718,241	60,349,275
Book value of repurchased shares					¥ 14,379,000	¥ 8,676,000
Total consideration of repurchased shares					¥ 1,068,599,000	69,915,000
Number of shares issued | shares					132,718,241
Total consideration for shares issued					¥ 1,068,599,000
Ordinary shares re-designated into Preferred Shares | shares					195,106,488
Series B-1 Preferred Shares
Temporary Equity [Line Items]
Interest rate on preferred shares compounded annually			10.00%	10.00%
Series B-2 Preferred Shares
Temporary Equity [Line Items]
Interest rate on preferred shares compounded annually			10.00%	10.00%
Series B-3 Preferred Shares
Temporary Equity [Line Items]
Interest rate on preferred shares compounded annually			10.00%	10.00%
Accretion of Preferred Shares					¥ 4,810,000	4,920,000
Series B-3+ Preferred Shares
Temporary Equity [Line Items]
Interest rate on preferred shares compounded annually			10.00%	10.00%
Accretion of Preferred Shares					10,072,000	¥ 8,796,000
Number of shares issued | shares						60,349,275
Total consideration for shares issued						¥ 69,915,000
Ordinary shares re-designated into Preferred Shares | shares						87,075,383
Series C Preferred Shares
Temporary Equity [Line Items]
Simple interest rate on preferred shares annually			10.00%	10.00%
Accretion of Preferred Shares					¥ 76,015,000	¥ 34,678,000
Ordinary shares re-designated into Preferred Shares | shares					66,432,971	206,907,594
Series D Preferred Shares
Temporary Equity [Line Items]
Simple interest rate on preferred shares annually			10.00%	10.00%
Accretion of Preferred Shares					¥ 36,442,000
Ordinary shares re-designated into Preferred Shares | shares					66,432,971
Series E Preferred Shares
Temporary Equity [Line Items]
Simple interest rate on preferred shares annually			10.00%	10.00%
Accretion of Preferred Shares					¥ 30,819,000
Ordinary shares re-designated into Preferred Shares | shares					144,331,134